Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2020 ₪ / shares
Fair Value Measurements (Details) [Line Items]
Weighted average fair value of the warrants, percentage		50.00%
Dividend yield		0.00%
Fair value (in Dollars) | $		$ 9,263	$ 3,406
Fair value of series A Preferred share warrants (in Dollars) | $	$ 816
IPO [Member]
Fair Value Measurements (Details) [Line Items]
Ordinary shares (in Shares) | shares	53,775
Convertible Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price			$ 15.95
Convertible Preferred Stock [Member] | Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			13.25
Convertible Preferred Stock [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 13.40
series E-1 Preferred share warrants [Member]
Fair Value Measurements (Details) [Line Items]
Expected volatility			69.11%
Risk free interest rates			1.82%
Dividend yield			0.00%
Expected term			2 years 3 months
Fair value (in Dollars) | $	$ 1,868		$ 563
series E-1 Preferred share warrants [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Expected volatility			64.03%
Risk free interest rates			1.87%
Dividend yield			0.00%
Expected term			153 days
Convertible Preferred E-1 Shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 12.18
Exercise price per share (in Dollars per share)			15.95
Convertible Preferred D-2 Shares [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16		10.29
Exercise price	$ 15.95		$ 9.24
Expected volatility	78.07%		69.11%
Risk free interest rates	0.76%		1.82%
Dividend yield	0.00%		0.00%
Expected term	4 years 62 days		2 years 3 months
Fair value (in Dollars) | $	$ 20,930		$ 11,275
Cashless ordinary shares (in Shares) | shares	475,049
Convertible Preferred D-2 Shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16		$ 12.18
Exercise price	$ 9.24		$ 9.24
Expected volatility	82.48%		64.03%
Risk free interest rates	0.46%		1.87%
Dividend yield	0.00%		0.00%
Expected term	219 days		153 days
Convertible Preferred A shares [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 4.35
Convertible Preferred A shares [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)	$ 16
Series A Preferred Share Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 0.24
Expected volatility			69.11%
Risk free interest rates			1.82%
Dividend yield			0.00%
Expected term			2 years 3 months
Fair value (in Dollars) | $			$ 403
Warrants exercised shares (in Shares) | shares	53,775
Series A Preferred Share Warrants [Member] | IPO [Member]
Fair Value Measurements (Details) [Line Items]
Share price (in Dollars per share)			$ 0.24
Exercise price | (per share)	$ 0.23			₪ 0.84
Expected volatility			64.03%
Risk free interest rates			1.87%
Dividend yield	0.00%		0.00%
Expected term			153 days
Exercise price per share (in Dollars per share)			$ 12.18